JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.6%
AerSale Corp. *	85	1,576
Hexcel Corp.	107	5,511
		7,087
Airlines — 0.2%
Frontier Group Holdings, Inc. * (a)	203	1,971
Auto Components — 0.4%
Fox Factory Holding Corp. *	30	2,391
Patrick Industries, Inc.	40	1,753
		4,144
Automobiles — 0.2%
Winnebago Industries, Inc.	48	2,546
Banks — 10.6%
Camden National Corp.	100	4,260
City Holding Co.	60	5,321
Columbia Banking System, Inc.	270	7,800
First Busey Corp.	320	7,034
First Commonwealth Financial Corp.	450	5,778
First Financial Bankshares, Inc.	193	8,085
First Merchants Corp.	180	6,962
Heritage Commerce Corp.	550	6,237
Independent Bank Corp.	90	6,708
Independent Bank Corp.	390	7,449
Lakeland Bancorp, Inc.	300	4,803
Old National Bancorp	465	7,659
Pinnacle Financial Partners, Inc.	55	4,481
Premier Financial Corp.	235	6,039
Simmons First National Corp., Class A	250	5,448
SouthState Corp.	120	9,494
TriCo Bancshares	140	6,251
Trustmark Corp.	180	5,498
		115,307
Beverages — 0.6%
Primo Water Corp.	485	6,087
Biotechnology — 6.7%
ACADIA Pharmaceuticals, Inc. *	141	2,301
ADC Therapeutics SA (Switzerland) * (a)	170	818
Alector, Inc. *	146	1,386
Allogene Therapeutics, Inc. * (a)	153	1,658
Amicus Therapeutics, Inc. *	532	5,556
Apellis Pharmaceuticals, Inc. *	70	4,752
Arrowhead Pharmaceuticals, Inc. *	131	4,330
Atara Biotherapeutics, Inc. *	337	1,272
Blueprint Medicines Corp. *	76	4,986
Coherus Biosciences, Inc. *	333	3,204
Fate Therapeutics, Inc. *	66	1,472

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
G1 Therapeutics, Inc. *	169	2,110
Halozyme Therapeutics, Inc. *	208	8,234
Heron Therapeutics, Inc. * (a)	542	2,287
Kronos Bio, Inc. *	208	696
Natera, Inc. *	87	3,793
PMV Pharmaceuticals, Inc. * (a)	157	1,872
REGENXBIO, Inc. *	160	4,224
Relay Therapeutics, Inc. *	179	4,001
REVOLUTION Medicines, Inc. *	119	2,353
Sage Therapeutics, Inc. *	67	2,609
Sana Biotechnology, Inc. * (a)	94	562
Twist Bioscience Corp. *	142	5,020
Verve Therapeutics, Inc. * (a)	87	3,006
		72,502
Building Products — 2.7%
Advanced Drainage Systems, Inc.	51	6,377
Carlisle Cos., Inc.	10	2,924
CSW Industrials, Inc.	50	5,990
Hayward Holdings, Inc. *	475	4,213
Simpson Manufacturing Co., Inc.	52	4,039
UFP Industries, Inc.	75	5,412
		28,955
Capital Markets — 1.8%
Evercore, Inc., Class A	33	2,717
Focus Financial Partners, Inc., Class A *	163	5,146
LPL Financial Holdings, Inc.	32	6,991
Virtus Investment Partners, Inc.	27	4,307
		19,161
Chemicals — 3.1%
Chase Corp.	75	6,268
Diversey Holdings Ltd. *	625	3,037
Hawkins, Inc.	160	6,238
HB Fuller Co.	100	6,010
Innospec, Inc.	65	5,569
Stepan Co.	65	6,089
		33,211
Commercial Services & Supplies — 2.0%
ACV Auctions, Inc., Class A *	328	2,357
Brady Corp., Class A	145	6,051
Casella Waste Systems, Inc., Class A *	95	7,277
MSA Safety, Inc.	55	5,972
		21,657

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.9%
Ciena Corp. *	88	3,554
Viavi Solutions, Inc. *	440	5,742
		9,296
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	65	6,327
Valmont Industries, Inc.	23	6,214
		12,541
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	33	1,932
Carriage Services, Inc.	60	1,930
		3,862
Diversified Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	55	2,869
Iridium Communications, Inc. *	125	5,546
Radius Global Infrastructure, Inc. *	500	4,710
		13,125
Electric Utilities — 0.4%
Portland General Electric Co.	95	4,129
Electrical Equipment — 1.5%
Bloom Energy Corp., Class A * (a)	239	4,779
Regal Rexnord Corp.	47	6,597
Shoals Technologies Group, Inc., Class A *	218	4,705
		16,081
Electronic Equipment, Instruments & Components — 1.9%
Coherent Corp. *	56	1,975
Fabrinet (Thailand) *	49	4,677
Insight Enterprises, Inc. *	75	6,181
Littelfuse, Inc.	16	3,115
TTM Technologies, Inc. *	325	4,283
		20,231
Energy Equipment & Services — 1.0%
Cactus, Inc., Class A	168	6,457
ChampionX Corp.	200	3,914
		10,371
Equity Real Estate Investment Trusts (REITs) — 6.1%
Agree Realty Corp.	140	9,461
American Homes 4 Rent, Class A	150	4,922
Centerspace	45	3,029
CubeSmart	88	3,550
Highwoods Properties, Inc.	140	3,774
JBG SMITH Properties	150	2,787
Kite Realty Group Trust	300	5,166
Plymouth Industrial REIT, Inc.	150	2,522

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Rayonier, Inc.	160	4,795
Rexford Industrial Realty, Inc.	90	4,680
RLJ Lodging Trust	445	4,504
Sunstone Hotel Investors, Inc.	630	5,935
Terreno Realty Corp.	203	10,737
		65,862
Food & Staples Retailing — 1.1%
Grocery Outlet Holding Corp. *	160	5,332
Performance Food Group Co. *	164	7,029
		12,361
Food Products — 1.3%
Flowers Foods, Inc.	225	5,555
Freshpet, Inc. *	64	3,190
Hostess Brands, Inc. *	75	1,743
J & J Snack Foods Corp.	25	3,237
		13,725
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	35	4,039
ONE Gas, Inc.	90	6,335
Southwest Gas Holdings, Inc.	30	2,092
		12,466
Health Care Equipment & Supplies — 4.0%
CONMED Corp.	65	5,218
Figs, Inc., Class A *	158	1,307
iRhythm Technologies, Inc. *	61	7,602
Nevro Corp. *	70	3,265
NuVasive, Inc. *	116	5,092
Outset Medical, Inc. *	226	3,593
Shockwave Medical, Inc. *	44	12,257
Utah Medical Products, Inc.	65	5,545
		43,879
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc. *	92	7,225
Accolade, Inc. *	242	2,768
Amedisys, Inc. *	33	3,162
Cano Health, Inc. * (a)	788	6,830
Encompass Health Corp.	145	6,558
Ensign Group, Inc. (The)	55	4,373
ModivCare, Inc. *	55	5,482
Patterson Cos., Inc.	375	9,007
		45,405
Health Care Technology — 0.9%
Evolent Health, Inc., Class A *	259	9,309

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.0%
Bloomin' Brands, Inc.	125	2,291
Boyd Gaming Corp.	78	3,724
El Pollo Loco Holdings, Inc. *	175	1,561
Everi Holdings, Inc. *	270	4,380
Jack in the Box, Inc.	40	2,963
Life Time Group Holdings, Inc. * (a)	335	3,267
Marriott Vacations Worldwide Corp.	48	5,763
Papa John's International, Inc.	43	2,973
Planet Fitness, Inc., Class A *	118	6,818
Six Flags Entertainment Corp. *	158	2,799
Texas Roadhouse, Inc.	82	7,169
		43,708
Household Durables — 1.2%
Helen of Troy Ltd. *	34	3,273
La-Z-Boy, Inc.	110	2,483
M/I Homes, Inc. *	60	2,174
MDC Holdings, Inc.	65	1,782
Sonos, Inc. *	242	3,371
		13,083
Insurance — 2.0%
Safety Insurance Group, Inc.	120	9,787
Selective Insurance Group, Inc.	150	12,210
		21,997
Interactive Media & Services — 0.2%
Bumble, Inc., Class A *	124	2,670
Internet & Direct Marketing Retail — 0.7%
Global-e Online Ltd. (Israel) *	95	2,529
Xometry, Inc., Class A * (a)	87	4,952
		7,481
IT Services — 2.3%
CSG Systems International, Inc.	75	3,966
DigitalOcean Holdings, Inc. * (a)	144	5,206
ExlService Holdings, Inc. *	42	6,241
Flywire Corp. *	70	1,610
Globant SA *	28	5,288
Remitly Global, Inc. *	236	2,621
		24,932
Life Sciences Tools & Services — 0.1%
Personalis, Inc. *	167	494
Rapid Micro Biosystems, Inc., Class A * (a)	93	301
Seer, Inc. * (a)	62	481
		1,276
Machinery — 4.9%
Alamo Group, Inc.	50	6,113

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Altra Industrial Motion Corp.	105	3,530
Chart Industries, Inc. *	37	6,713
Evoqua Water Technologies Corp. *	145	4,803
Hillenbrand, Inc.	150	5,508
ITT, Inc.	63	4,117
John Bean Technologies Corp.	46	3,949
Kadant, Inc.	25	4,170
Lincoln Electric Holdings, Inc.	30	3,772
Mueller Industries, Inc.	70	4,161
Watts Water Technologies, Inc., Class A	50	6,286
		53,122
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ares Commercial Real Estate Corp.	375	3,919
Ladder Capital Corp.	400	3,584
		7,503
Multi-Utilities — 0.4%
Unitil Corp.	100	4,645
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	24	3,340
CNX Resources Corp. *	125	1,941
Matador Resources Co.	223	10,896
PDC Energy, Inc.	50	2,889
SM Energy Co.	165	6,215
		25,281
Personal Products — 1.2%
BellRing Brands, Inc. *	140	2,885
Edgewell Personal Care Co.	165	6,171
Inter Parfums, Inc.	60	4,528
		13,584
Pharmaceuticals — 1.0%
Arvinas, Inc. *	96	4,275
Revance Therapeutics, Inc. *	244	6,585
		10,860
Professional Services — 1.0%
ASGN, Inc. *	55	4,970
KBR, Inc.	128	5,539
		10,509
Road & Rail — 1.0%
Marten Transport Ltd.	310	5,939
Saia, Inc. *	27	5,038
		10,977
Semiconductors & Semiconductor Equipment — 1.6%
Cohu, Inc. *	65	1,676

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
MKS Instruments, Inc.	51	4,165
Rambus, Inc. *	145	3,686
Semtech Corp. *	49	1,447
Wolfspeed, Inc. * (a)	61	6,314
		17,288
Software — 6.9%
Blackline, Inc. *	82	4,885
Clear Secure, Inc., Class A * (a)	91	2,083
Confluent, Inc., Class A *	169	4,021
CyberArk Software Ltd. *	64	9,587
E2open Parent Holdings, Inc. * (a)	425	2,580
Elastic NV *	73	5,242
Envestnet, Inc. *	101	4,470
Everbridge, Inc. *	74	2,294
Five9, Inc. *	55	4,106
HashiCorp, Inc., Class A *	175	5,629
JFrog Ltd. (Israel) *	139	3,066
New Relic, Inc. *	84	4,834
Paycor HCM, Inc. *	148	4,364
Q2 Holdings, Inc. *	54	1,738
SentinelOne, Inc., Class A *	237	6,064
Smartsheet, Inc., Class A *	157	5,379
Sprout Social, Inc., Class A *	34	2,092
Vertex, Inc., Class A *	212	2,904
		75,338
Specialty Retail — 2.2%
Floor & Decor Holdings, Inc., Class A *	40	2,851
Group 1 Automotive, Inc.	31	4,429
Lithia Motors, Inc., Class A	16	3,400
National Vision Holdings, Inc. *	151	4,921
Petco Health & Wellness Co., Inc. * (a)	289	3,228
Urban Outfitters, Inc. *	245	4,814
		23,643
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc.	145	4,874
Movado Group, Inc.	95	2,677
Oxford Industries, Inc.	40	3,591
Steven Madden Ltd.	130	3,467
		14,609
Thrifts & Mortgage Finance — 1.7%
PennyMac Financial Services, Inc.	100	4,290
Radian Group, Inc.	330	6,365
WSFS Financial Corp.	180	8,363
		19,018

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 4.0%
Air Lease Corp.	103	3,211
Applied Industrial Technologies, Inc.	146	15,007
Beacon Roofing Supply, Inc. *	110	6,019
McGrath RentCorp	95	7,967
Rush Enterprises, Inc., Class A	103	4,503
SiteOne Landscape Supply, Inc. *	22	2,267
WESCO International, Inc. *	33	3,958
		42,932
Water Utilities — 0.3%
American States Water Co.	44	3,430
Total Common Stocks (Cost $1,089,627)		1,053,157
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Clementia Pharmaceuticals, Inc. (France) ‡ *(Cost $—)	51	—
	SHARES (000)
Short-Term Investments — 5.9%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $37,417)	37,411	37,426
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	24,000	24,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	2,994	2,994
Total Investment of Cash Collateral from Securities Loaned (Cost $26,983)		26,994
Total Short-Term Investments (Cost $64,400)		64,420
Total Investments — 103.0% (Cost $1,154,027)		1,117,577
Liabilities in Excess of Other Assets — (3.0)%		(32,924)
NET ASSETS — 100.0%		1,084,653

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $25,978.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,053,157	$—	$—	$1,053,157
Rights	—	—	—(a)	—(a)

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$37,426	$—	$—	$37,426
Investment of Cash Collateral from Securities Loaned	26,994	—	—	26,994
Total Short-Term Investments	64,420	—	—	64,420
Total Investments in Securities	$1,117,577	$—	$—(a)	$1,117,577

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$27,327	$62,588	$52,498	$—(c)	$9	$37,426	37,411	$195	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	34,981	22,999	34,000	9	11	24,000	24,000	156	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	4,611	21,461	23,078	—	—	2,994	2,994	20	—
Total	$66,919	$107,048	$109,576	$9	$20	$64,420		$371	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.